NOTE PAYABLE - Additional Information (Details) - Medtronic [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 1,500
Legal, transaction and intellectual property related expense incurred	$ 559
Interest rate on notes	8.00%